LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of Future Minimum Lease Payments
Year
2023	6,032
2024	6,323
2025	5,815
2026	5,399
2027	5,370
2028 and thereafter	36,131
Total lease payments	65,070
Less imputed interest	(15,405)
Total	49,665